Current financial assets and Cash and cash equivalents - Summary of Sensitivity of the Instrument (Detail) $ in Thousands	Jun. 30, 2022 USD ($)
shock on date : -2 months
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Convertible Bond Value	$ 23,718,604
shock on date : -1 months
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Convertible Bond Value	23,680,783
shock on date : 0 months
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Convertible Bond Value	23,641,703
shock on date : 1 months
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Convertible Bond Value	23,603,885
shock on zspread : -50 bps
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Convertible Bond Value	23,683,439
shock on zspread : 0 bps
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Convertible Bond Value	23,641,703
shock on zspread : 50 bps
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Convertible Bond Value	23,600,055
shock on zspread : 100 bps
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Convertible Bond Value	23,558,494
shock on zspread : 200 bps
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Convertible Bond Value	$ 23,475,632